Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Payment Arrangement [Abstract]
Summary of Assumptions Used to Value the Share Options Granted to Employees
The Company uses the binomial tree option pricing model to estimate the fair value of share options with the assistance of an independent third-party valuation firm. The assumptions used to value the share options granted to employees were as follows:

	As of May 25, 2018, (date of inception)	As of February 15, 2019, (date of inception)	As of October 15, 2020, (date of inception)	As of May 1, 2021, (date of inception)	As of June 16, 2022, (date of inception)	As of August 1, 2022, (date of inception)	As of August 1, 2022, (date of inception)
	Batch 1	Batch 2	Batch 3	Batch 4		Batch 5-1	Batch5-2
Risk-free interest rate (%)	2.93	2.66	0.74	0.74	3.20	2.59	2.59
Volatility (%)	38.70	38.70	37.60	38.00	47.80	48.10	48.10
Expected exercise multiple	2.80	2.30	2.30	2.30	2.80	2.80	2.20
Dividend yield	Nil	Nil	Nil	Nil	Nil	Nil	Nil
Expected life (in years)	10.00	10.00	10.00	10.00	10.00	10.00	10.00
Exercise price (US$)	1.7951	1.7951	1.7951	1.2951	0.7951	0.7951	0.7951
Fair value of ordinary shares (RMB)	37.82	26.80	19.03	21.72	10.52	8.66	8.66

Summary of Option Activity under ESOP
A summary of option activity under the ESOP is as follows:

	Number of options	Weighted average exercise price	Weighted average Grant date fair value	Aggregate Intrinsic Value
		RMB	RMB	RMB
Balance, December 31, 2019	10,826,997	12	32
Granted	8,353,658	12	19
Exercised	(600,014)	12	38	8,104,920
Forfeited	(69,914)	12	24

Balance, December 31, 2020	18,510,727	12	26

Granted	8,454,422	8	22
Exercised	(737,228)	11	30	13,715,140
Forfeited	(281,151)	9	22

Balance, December 31, 2021	25,946,770	8	25

Granted	13,613,000	5	10
Exercised	(1,817,288)	4	25	5,086,872
Forfeited	(1,687,224)	6	20

Balance, December 31, 2022	36,055,258	2	20

Vested or expected to vest at December 31, 2022	35,974,369	2		89,299,258

Exercisable at December 31, 2022	21,567,181	2		53,536,263

Summary of Allocated Share-based Compensation Expense
For the years ended December 31, 2020, 2021 and 2022, the Company allocated share-based compensation expense as follows:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Cost of revenue	3,075,317	4,927,484	4,160,056	603,152
Sales and marketing	16,003,486	15,311,101	14,691,410	2,130,054
General and administrative	55,590,630	63,035,444	135,888,877	19,702,035
Research and development	4,085,395	4,360,806	3,782,177	548,364

	78,754,828	87,634,835	158,522,520	22,983,605